Stockholders' Equity and Weighted Average Common Shares Outstanding (Tables)	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of Components of Accumulated Other Comprehensive Loss
The following illustrates the components of Accumulated Other Comprehensive Loss, net of income taxes:

	September 30,
(in thousands)	2025	2024
Foreign currency translation	$(903,078)	$(988,484)
Other, net	1,700	(634)
Total accumulated other comprehensive loss	$(901,378)	$(989,118)

Schedule of Components of Diluted Weighted Average Shares Outstanding
The following illustrates the components of diluted weighted average shares outstanding:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
Weighted average common shares outstanding - basic	193,820	198,503	202,511
Effect of dilutive securities - restricted stock units and stock options	1,394	1,781	2,080
Weighted average common shares outstanding - diluted	195,214	200,284	204,591